Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net

7.         Property and equipment, net

Property and equipment consisted of the following:

	December 31,	December 31,
	2021	2022
	US$	US$
Corporate aircraft	40,361,413	36,948,606
Vehicles	4,795,223	4,235,388
Furniture and fixtures	10,879,140	8,958,370
Office buildings	19,343,707	17,708,077
Total	75,379,483	67,850,441
Accumulated depreciation	(39,853,550)	(39,019,330)
Property and equipment, net	35,525,933	28,831,111

On October 23, 2012, the Group acquired a corporate aircraft owned by Minsheng Financial Leasing Co. Ltd. (“Minsheng”) under a finance lease. The lease has an eight-year term and expires on September 15, 2021 with 32 quarterly lease payments of US$1,426,000. A deposit in the amount of US$6.7 million may be used as full and final payment to Minsheng to purchase the corporate aircraft. On June 15, 2020, the Group terminated the previous agreement and signed a new leaseback agreement with Minsheng. The leaseback has a three-year term and expires on July 14, 2023 with 12 quarterly lease payment of US$1,105,274.

Depreciation expense for property and equipment for the year ended December 31, 2022 amounted to US$3,787,564 (2020: US$4,696,140; 2021: US$4,839,442).

Accumulated depreciation for property and equipment as of December 31, 2022 amounted to US$39,019,330 (2020: US$37,125,590; 2021: US$39,853,550).